Classification of financial assets and liabilities - Financial assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss
Mandatorily	kr 80,910	kr 62,517
Derivatives used for hedge accounting	1,586	2,655
Amortized cost	288,199	258,769
Total financial assets	370,695	323,941
Cash and cash equivalents
Financial assets at fair value through profit or loss
Amortized cost	4,060	11,128
Total financial assets	4,060	11,128
Treasuries/government bonds
Financial assets at fair value through profit or loss
Mandatorily	15,048	10,872
Total financial assets	15,048	10,872
Other interest-bearing securities except loans
Financial assets at fair value through profit or loss
Mandatorily	57,144	45,881
Total financial assets	57,144	45,881
Loans in the form of interest-bearing securities
Financial assets at fair value through profit or loss
Amortized cost	54,257	46,578
Total financial assets	54,257	46,578
Loans to credit institutions
Financial assets at fair value through profit or loss
Amortized cost	22,145	20,775
Total financial assets	22,145	20,775
Loans to the public
Financial assets at fair value through profit or loss
Amortized cost	207,737	180,288
Total financial assets	207,737	180,288
Derivatives
Financial assets at fair value through profit or loss
Mandatorily	8,718	5,764
Derivatives used for hedge accounting	1,586	2,655
Total financial assets	kr 10,304	kr 8,419